Additional Financial Information Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Accounts payable	$ 5,163	$ 6,137
Payroll and related benefits	559	521
Property and other taxes, including payroll	525	494
Interest	423	371
Commissions	159	190
Network decommissioning	101	117
Toll and interconnect	85	68
Advertising	44	77
Other	93	109
Accounts payable and accrued liabilities	7,152	8,084
Accounts Payable and Accrued Liabilities [Member]
Outstanding Checks	$ 356	$ 501